Investments - Market value of investments listed in regulated stock markets (Details) - EUR (€) € / shares in Units, € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Investments
Net carrying amount	€ 5,887	€ 6,749	€ 9,035
Joint ventures
Investments
Net carrying amount	€ 2,057	€ 2,832
Joint ventures | Saipem SpA
Investments
Number of shares held	308,767,968
% of the investment	31.20%	31.08%
Share price	€ 1,845
Market value	€ 570
Net carrying amount	€ 137	€ 908